Parent company (Details 2) - CHF (SFr) SFr in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and due from banks	[1]	SFr 164,818	SFr 139,112	SFr 101,879	SFr 100,047
Interest-bearing deposits with banks		1,323	1,298
Investment securities		1,005	607
Other assets		41,231	39,637
Total assets		755,833	818,965
Liabilities and equity
Due to banks		18,965	16,423
Short-term borrowings		19,393	20,868
Long-term debt		166,896	161,087
Other liabilities		22,644	31,434
Total liabilities		711,603	776,024
Total shareholders' equity		43,954	42,677
Total liabilities and equity		755,833	818,965
Group parent company
Assets
Cash and due from banks		143	277	SFr 277	SFr 324
Interest-bearing deposits with banks		5,948	445
Investment securities		55,659	52,061
Investments in subsidiaries and other affiliates		51,452	49,911
Other assets		831	782
Total assets		114,033	103,476
Liabilities and equity
Due to banks		2,743	2,442
Short-term borrowings		4,700	4,700
Long-term debt		61,949	53,009
Other liabilities		687	648
Total liabilities		70,079	60,799
Total shareholders' equity		43,954	42,677
Total liabilities and equity		114,033	103,476
Subsidiaries and other affiliates
Assets
Cash and due from banks		143	277
Interest-bearing deposits with banks		5,944	440
Investment securities		55,659	52,061
Other assets		827	761
Liabilities and equity
Due to banks		2,743	2,442
Short-term borrowings		4,700	4,700
Long-term debt		104,612
Other liabilities		SFr 7	SFr 6

[1]	Includes restricted cash.